Client Name:
Client Project Name:	BRAVO 2024-NQM4
Start - End Dates:	2/12/2021 - 4/28/2022
Deal Loan Count:	395

Conditions Report 2.0

Loans in Report:	395
Loans with Conditions:	268

133 - Total Active Conditions
133 - Non-Material Conditions
110 - Credit Review Scope
28 - Category: Application
8 - Category: Assets
53 - Category: Credit/Mtg History
2 - Category: Income/Employment
1 - Category: Insurance
2 - Category: LTV/CLTV
16 - Category: Terms/Guidelines
10 - Property Valuations Review Scope
2 - Category: Appraisal
2 - Category: FEMA
6 - Category: Property
13 - Compliance Review Scope
1 - Category: Borrower's Interest
2 - Category: Documentation
1 - Category: Repayment Ability
1 - Category: RESPA
4 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
3 - Category: TILA/RESPA Integrated Disclosure
332 - Total Satisfied Conditions

67 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
22 - Category: Application
3 - Category: Assets
2 - Category: Credit/Mtg History
6 - Category: DTI
9 - Category: Income/Employment
6 - Category: Insurance
1 - Category: Legal Documents
1 - Category: Re-Verifications
14 - Category: Terms/Guidelines
2 - Category: Title
208 - Property Valuations Review Scope
147 - Category: Appraisal
9 - Category: FEMA
4 - Category: Property
48 - Category: Value
57 - Compliance Review Scope
13 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
2 - Category: RESPA
37 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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